Document and Entity Information	12 Months Ended
Aug. 09, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 08, 2013
Registrant Name	FIDELITY ADVISOR SERIES I
Central Index Key	0000722574
Amendment Flag	false
Document Creation Date	Aug. 08, 2013
Document Effective Date	Aug. 09, 2013
Prospectus Date	Aug. 09, 2013